TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts, trade receivables	$ 0	$ 0
Trade accounts receivable	7,997,000	210,000
Trade Accounts Receivable 1 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable	5,000,000
Trade Accounts Receivable 2 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable	$ 1,900,000